INVESTMENT IN SURGE BATTERY METALS INC. - Disclosure of black scholes assumptions utilized to value discount for lack of marketability on common shares and warrants (Details) - Surge Battery Metals Inc [Member]
Jun. 09, 2023 CAD ($) $ / shares
Common Shares 4-month hold [Member]
Investments Accounted For Using Equity Method [Line Items]
Expected volatility	102.00%
Risk-free interest rate	4.08%
Spot Price	$ 0.62
Exercise Price	$ 0.62
Time to expiration	4 months
Dividend yield | $	$ 0
Warrants [Member]
Investments Accounted For Using Equity Method [Line Items]
Expected volatility	132.00%
Risk-free interest rate	4.08%
Spot Price	$ 0.48
Exercise Price	$ 0.55
Time to expiration	3 years
Dividend yield | $	$ 0